UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity® Government
Money Market
Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.20%	$ 1,000.00	$ 1,000.05	$ 1.01**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.20	$ 1.02**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.12 and $2.14, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	58.9	65.5	51.0
8 - 30	9.1	1.6	12.7
31 - 60	6.1	1.0	12.1
61 - 90	4.8	4.1	6.5
91 - 180	10.1	18.0	8.8
> 180	11.0	9.8	8.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Fidelity® Government Money Market Fund	53 Days	54 Days	53 Days
Government Retail Money Market Funds Average*	49 Days	48 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Fidelity® Government Money Market Fund	92 Days	58 Days	68 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
Treasury Debt 4.6%	Treasury Debt 12.1%
Government Agency Debt 34.4%	Government Agency Debt 22.8%†
Repurchase Agreements 60.4%	Repurchase Agreements 63.6%
Net Other Assets (Liabilities) 0.6%	Net Other Assets (Liabilities) 1.5%

* Source: iMoneyNet, Inc.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	10/31/12	7/31/12	4/30/12	1/31/12	11/1/11
Fidelity Government Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.18%.

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 4.6%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills
12/20/12	0.15%	$ 35,000,000	$ 34,992,854
U.S. Treasury Notes
11/15/12 to 8/31/13	0.13 to 0.24	261,000,000	261,283,889
TOTAL TREASURY DEBT			296,276,743
Government Agency Debt - 34.4%

Federal Agencies - 34.4%
Fannie Mae
11/19/12 to 9/11/14	0.18 to 0.24 (b)	266,051,000	266,913,114
Federal Farm Credit Bank
11/29/12 to 8/12/14	0.14 to 0.35 (b)	85,000,000	85,005,120
Federal Home Loan Bank
11/1/12 to 5/15/14	0.16 to 0.28 (b)	1,464,415,000	1,466,503,319
Freddie Mac
11/2/12 to 11/27/13	0.15 to 0.23 (b)	390,349,000	391,720,863
TOTAL GOVERNMENT AGENCY DEBT			2,210,142,416
Government Agency Repurchase Agreement - 56.7%
	Maturity Amount
In a joint trading account at 0.34% dated 10/31/12 due 11/1/12 Collateralized by (U.S. Government Obligations) #	$ 2,867,777,216	2,867,750,000
With:
Barclays Capital, Inc. at:
0.19%, dated 10/23/12 due 11/1/12 (Collateralized by U.S. Government Obligations valued at $19,380,922, 3.5% - 4%, 2/1/42 - 9/1/42)	19,000,903	19,000,000
0.25%, dated 10/30/12 due 11/6/12 (Collateralized by U.S. Government Obligations valued at $19,380,270, 3.5%, 5/1/42 - 9/1/42)	19,000,924	19,000,000
0.35%, dated 10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,200,100, 3.5% - 4%, 9/1/37 - 8/1/42)	10,000,681	10,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at 0.25%, dated:
10/16/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $17,341,927, 2.17% - 6.5%, 3/1/14 - 6/1/42)	$ 17,004,250	$ 17,000,000
10/26/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,200,425, 2.39% - 7%, 6/1/14 - 1/1/42)	10,003,125	10,000,000
Citibank NA at 0.24%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $29,580,395, 2.5% - 4%, 11/1/27 - 11/1/42)	29,001,160	29,000,000
Credit Suisse Securities (USA) LLC at:
0.22%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $5,102,314, 0%, 11/14/12 - 8/16/13)	5,000,214	5,000,000
0.24%, dated:
9/11/12 due 12/10/12 (Collateralized by U.S. Government Obligations valued at $72,444,513, 3.5%, 10/20/42)	71,042,600	71,000,000
10/25/12 due 11/1/12 (Collateralized by U.S. Government Obligations valued at $5,104,438, 0%, 12/19/12)	5,000,233	5,000,000
0.25%, dated 10/4/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $55,093,578, 3.5%, 10/20/42)	54,034,500	54,000,000
0.26%, dated 10/4/12 due 1/11/13 (Collateralized by U.S. Government Obligations valued at $55,093,222, 0% - 7.25%, 7/24/15 - 10/20/42)	54,038,610	54,000,000
Deutsche Bank Securities, Inc. at 0.21%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $9,206,644, 2.5%, 10/1/27)	9,000,368	9,000,000
Goldman Sachs & Co. at 0.25%, dated 10/29/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $19,380,404, 5%, 9/1/40)	19,000,924	19,000,000
ING Financial Markets LLC at:
0.22%, dated:
10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,200,624, 3.5%, 7/1/42 - 10/1/42)	10,001,833	10,000,000
10/29/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $15,454,274, 4%, 9/25/41)	15,002,750	15,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.23%, dated:
10/9/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $2,041,507, 2.07%, 1/1/36)	$ 2,000,383	$ 2,000,000
10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,200,109, 1.55% - 3.37%, 2/1/18 - 12/1/40)	10,002,108	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $28,560,952, 4%, 6/1/42)	28,001,089	28,000,000
0.22%, dated 10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,205,590, 2% - 2.71%, 6/1/42 - 9/1/42)	10,001,833	10,000,000
0.23%, dated 10/4/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $9,181,643, 3.5%, 7/1/42)	9,001,840	9,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.26%, dated:
10/4/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $59,239,816, 2.69% - 4.5%, 5/1/25 - 8/1/42)	58,012,148	58,000,000
10/10/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $20,442,287, 3.5% - 4%, 4/1/26 - 8/1/42)	20,004,333	20,000,000
10/15/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $40,893,672, 0.16% - 4%, 6/17/13 - 9/1/42)	40,008,667	40,000,000
10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $82,625,968, 0.16% - 4%, 6/17/13 - 9/1/42)	81,017,550	81,000,000
0.27%, dated 10/26/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $21,433,452, 2.11% - 5.66%, 5/1/35 - 2/1/36)	21,004,883	21,000,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $40,832,829, 3% - 3.5%, 7/1/32 - 7/15/42)	40,037,378	40,000,000
RBC Capital Markets Corp. at:
0.23%, dated:
10/15/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $9,189,636, 2.5% - 5%, 9/1/22 - 8/20/41)	9,001,725	9,000,000
10/19/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $19,458,111, 4%, 3/1/42 - 9/1/42)	19,003,399	19,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at:
0.25%, dated:
10/15/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $41,824,938, 2.47% - 5.02%, 9/1/40 - 6/1/42)	$ 41,025,910	$ 41,000,000
10/24/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,217,522, 3.85% - 4%, 12/1/40 - 8/1/42)	10,006,250	10,000,000
UBS Securities LLC at 0.21%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $28,626,072, 3.5% - 4%, 3/1/26 - 6/1/42)	28,001,143	28,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		3,639,750,000
Treasury Repurchase Agreement - 3.7%

With Commerz Markets LLC at 0.35%, dated 10/31/12 due 11/1/12 (Collateralized by U.S. Treasury Obligations valued at $239,701,419, 0.25% - 0.88%, 12/15/14 - 2/28/17)	235,002,285	235,000,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,381,169,159)		6,381,169,159
NET OTHER ASSETS (LIABILITIES) - 0.6%		38,891,474
NET ASSETS - 100%		$ 6,420,060,633
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,867,750,000 due 11/01/12 at 0.34%
BNP Paribas Securities Corp.	$ 497,284,674
Bank of America NA	511,459,059
Barclays Capital, Inc.	15,355,584
Citibank NA	62,603,534
Credit Agricole CIB New York Branch	21,261,578
Deutsche Bank Securities, Inc.	59,059,938
ING Financial Markets LLC	64,965,931
Mizuho Securities USA, Inc.	1,358,378,563
RBC Capital Markets Corp.	25,986,373
RBS Securities, Inc.	251,394,766
$ 2,867,750,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,874,750,000) - See accompanying schedule: Unaffiliated issuers (cost $6,381,169,159)		$ 6,381,169,159
Receivable for fund shares sold		146,473,444
Interest receivable		4,544,700
Total assets		6,532,187,303

Liabilities
Payable to custodian bank	$ 216
Payable for investments purchased	64,115,565
Payable for fund shares redeemed	46,895,793
Distributions payable	2,704
Accrued management fee	1,111,420
Other affiliated payables	972
Total liabilities		112,126,670

Net Assets		$ 6,420,060,633
Net Assets consist of:
Paid in capital		$ 6,420,035,346
Undistributed net investment income		231
Accumulated undistributed net realized gain (loss) on investments		25,056
Net Assets, for 6,419,910,900 shares outstanding		$ 6,420,060,633
Net Asset Value, offering price and redemption price per share ($6,420,060,633 ÷ 6,419,910,900 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2012 (Unaudited)

Investment Income
Interest		$ 4,751,400

Expenses
Management fee	$ 9,596,555
Independent trustees' compensation	7,258
Interest	102
Total expenses before reductions	9,603,915
Expense reductions	(5,082,518)	4,521,397
Net investment income (loss)		230,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,062
Net increase in net assets resulting from operations		$ 255,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 230,003	$ 93,243
Net realized gain (loss)	25,062	2,906
Net increase in net assets resulting from operations	255,065	96,149
Distributions to shareholders from net investment income	(229,772)	(93,393)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	12,306,824,336	5,391,974,626
Reinvestment of distributions	216,341	86,063
Cost of shares redeemed	(8,713,290,669)	(3,149,240,306)
Net increase (decrease) in net assets and shares resulting from share transactions	3,593,750,008	2,242,820,383
Total increase (decrease) in net assets	3,593,775,301	2,242,823,139

Net Assets
Beginning of period	2,826,285,332	583,462,193
End of period (including undistributed net investment income of $231 and undistributed net investment income of $0, respectively)	$ 6,420,060,633	$ 2,826,285,332

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.015	.042
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.015	.042
Distributions from net investment income	- F	- F	- F	(.001)	(.015)	(.042)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	- F	- F	- F	(.001)	(.015)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.01%	.01%	.01%	.09%	1.48%	4.31%
Ratios to Average Net Assets E
Expenses before reductions	.42% A	.42%	.42%	.42%	.45%	.42%
Expenses net of fee waivers, if any	.20% A	.16%	.26%	.35%	.45%	.42%
Expenses net of all reductions	.20% A	.16%	.26%	.35%	.44%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.10%	1.39%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,420,061	$ 2,826,285	$ 583,462	$ 700,145	$ 1,144,433	$ 837,409

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity® Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 6,381,169,159

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

Semiannual Report

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $14,554,286. The weighted average interest rate was .04% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $5,082,517.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and Board considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Government Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Government Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPU-USAN-1212
1.784869.109

U.S. Treasury Money Market
Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.10%	$ 1,000.00	$ 1,000.05	$ .50**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.70	$ .51**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio would have been 0.42% and the expenses paid in the actual and hypothetical examples above would have been $2.12 and $2.14, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	10.6	10.3	12.5
8 - 30	45.0	20.4	35.7
31 - 60	15.3	19.7	20.8
61 - 90	12.2	34.5	9.7
91 - 180	14.3	14.3	15.2
> 180	2.6	0.8	6.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Fidelity U.S. Treasury Money Market Fund	50 Days	55 Days	51 Days
Treasury Retail Money Market Funds Average*	53 Days	50 Days	54 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Fidelity U.S. Treasury Money Market Fund	50 Days	55 Days	51 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
Treasury Debt 111.6%	Treasury Debt 105.7%
Net Other Assets (Liabilities)** (11.6)%	Net Other Assets (Liabilities)** (5.7)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	10/31/12	7/31/12	4/30/12	1/31/12	11/1/11
Fidelity U.S. Treasury Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.28%.

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 111.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 111.6%
U.S. Treasury Bills
11/1/12 to 4/25/13	0.01 to 0.15%	$ 4,763,770	$ 4,762,934
U.S. Treasury Notes
11/15/12 to 8/31/13	0.13 to 0.20	2,042,000	2,047,389
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $6,810,323)	6,810,323
NET OTHER ASSETS (LIABILITIES) - (11.6)%	(706,034)
NET ASSETS - 100%	$ 6,104,289
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,810,323)		$ 6,810,323
Cash		304,722
Receivable for fund shares sold		6,270
Interest receivable		14,082
Total assets		7,135,397

Liabilities
Payable for investments purchased	$ 1,024,874
Payable for fund shares redeemed	5,632
Distributions payable	5
Accrued management fee	595
Other affiliated payables	2
Total liabilities		1,031,108

Net Assets		$ 6,104,289
Net Assets consist of:
Paid in capital		$ 6,104,185
Accumulated undistributed net realized gain (loss) on investments		104
Net Assets, for 6,103,580 shares outstanding		$ 6,104,289
Net Asset Value, offering price and redemption price per share ($6,104,289 ÷ 6,103,580 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)

Investment Income
Interest		$ 3,453

Expenses
Management fee	$ 12,923
Independent trustees' compensation	11
Total expenses before reductions	12,934
Expense reductions	(9,791)	3,143
Net investment income (loss)		310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		61
Net increase in net assets resulting from operations		$ 371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 310	$ 601
Net realized gain (loss)	61	30
Net increase in net assets resulting from operations	371	631
Distributions to shareholders from net investment income	(310)	(601)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,363,621	5,249,374
Reinvestment of distributions	281	544
Cost of shares redeemed	(1,303,208)	(3,928,864)
Net increase (decrease) in net assets and shares resulting from share transactions	60,694	1,321,054
Total increase (decrease) in net assets	60,755	1,321,084

Net Assets
Beginning of period	6,043,534	4,722,450
End of period	$ 6,104,289	$ 6,043,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.007	.035
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.007	.035
Distributions from net investment income	- F	- F	- F	- F	(.007)	(.035)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	- F	- F	- F	(.007)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.01%	.01%	.01%	.02%	.75%	3.59%
Ratios to Average Net Assets E
Expenses before reductions	.42% A	.42%	.42%	.42%	.45%	.45%
Expenses net of fee waivers, if any	.10% A	.05%	.17%	.27%	.45%	.45%
Expenses net of all reductions	.10% A	.05%	.17%	.27%	.45%	.44%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.58%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 6,104	$ 6,044	$ 4,722	$ 5,196	$ 8,413	$ 4,786

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® U.S. Treasury Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 6,810,323

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the

Semiannual Report

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $9,790.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Treasury Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Treasury Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Treasury Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMM-USAN-1212
1.784870.109

Fidelity®

Money Market

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.39%	$ 1,000.00	$ 1,000.05	$ 1.97
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.24	$ 1.99

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	31.9	23.3	27.6
8 - 30	19.0	33.0	25.1
31 - 60	9.9	12.9	13.7
61 - 90	12.5	12.1	16.2
91 - 180	20.3	11.5	10.3
> 180	6.4	7.2	7.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Fidelity® Money Market Fund	58 Days	52 Days	55 Days
All Taxable Money Market Funds Average*	49 Days	45 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Fidelity® Money Market Fund	89 Days	92 Days	100 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
Certificates of Deposit 40.2%	Certificates of Deposit 39.9%
Commercial Paper 15.4%	Commercial Paper 25.1%
Variable Rate Demand Notes (VRDNs) 2.6%	Variable Rate Demand Notes (VRDNs) 3.8%
Other Notes 3.4%	Other Notes 7.3%
Treasury Debt 11.2%	Treasury Debt 11.2%
Government Agency Debt 3.0%	Government Agency Debt 0.9%
Insurance Company Funding Agreements 0.2%	Insurance Company Funding Agreements 0.7%
Other Municipal Debt 0.4%	Other Municipal Debt 0.4%
Other Instruments 0.0%	Other Instruments 0.0%
Repurchase Agreements 25.9%	Repurchase Agreements 10.8%
Net Other Assets (Liabilities)** (2.3)%	Net Other Assets (Liabilities)** (0.1)%

Current and Historical Seven-Day Yields

	10/31/12	7/31/12	4/30/12	1/31/12	11/1/11

Fidelity Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.05%.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.6%
Branch Banking & Trust Co.
11/1/12 to 4/30/13	0.32 to 0.42%	$ 22,000	$ 22,000
State Street Bank & Trust Co., Boston
12/14/12 to 1/17/13	0.20 to 0.22	27,000	27,000
			49,000
London Branch, Eurodollar, Foreign Banks - 6.4%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	15,000	15,000
Commonwealth Bank of Australia
1/24/13	0.24	7,000	7,000
DNB Bank ASA
1/22/13	0.30	11,000	11,000
DZ BANK AG
11/23/12	0.25	13,000	12,998
HSBC Bank PLC
12/28/12 to 4/12/13	0.30 to 0.42	18,000	18,000
Mizuho Corporate Bank Ltd.
1/9/13	0.35	5,000	5,000
National Australia Bank Ltd.
11/29/12 to 4/29/13	0.26 to 0.42 (c)	133,000	133,000
			201,998
New York Branch, Yankee Dollar, Foreign Banks - 32.2%
Bank of Montreal Chicago CD Program
12/27/12 to 9/6/13	0.20 to 0.44 (c)	77,000	77,000
Bank of Nova Scotia
11/9/12 to 9/12/13	0.30 to 0.69 (c)	40,000	40,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/7/12 to 3/26/13	0.42 to 0.50 (c)	119,000	119,000
Canadian Imperial Bank of Commerce
4/3/13 to 9/17/13	0.29 to 0.42 (c)	54,000	54,000
Credit Suisse New York Branch
2/19/13	0.27	21,000	21,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	11,000	11,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/13 to 5/2/13	0.40 to 0.55	35,000	35,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
12/6/12 to 2/13/13	0.32 to 0.41%	$ 100,000	$ 100,002
National Bank of Canada
2/4/13 to 4/19/13	0.34 to 0.54 (c)	29,000	29,000
Nordea Bank Finland PLC
2/20/13	0.27	16,000	16,000
Royal Bank of Canada
9/1/13	0.74 (c)	56,000	56,000
Skandinaviska Enskilda Banken
11/8/12 to 1/22/13	0.26 to 0.36	32,000	32,000
Societe Generale
11/1/12 to 12/3/12	0.30 to 0.40	84,000	84,000
Sumitomo Mitsui Banking Corp.
11/6/12 to 4/10/13	0.35 to 0.44 (c)	150,019	150,027
Sumitomo Trust & Banking Co. Ltd.
11/5/12 to 1/31/13	0.30 to 0.42	73,000	73,000
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27	23,000	23,000
Toronto-Dominion Bank
11/7/12 to 3/28/13	0.30 to 0.62 (c)	83,000	83,000
Westpac Banking Corp.
1/29/13	0.23	5,000	5,000
			1,008,029
TOTAL CERTIFICATE OF DEPOSIT			1,259,027
Financial Company Commercial Paper - 8.9%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	3,000	2,998
BAT International Finance PLC
11/30/12 to 12/3/12	0.44 to 0.45	6,000	5,998
Commonwealth Bank of Australia
11/26/12 to 12/21/12	0.26 to 0.40 (c)	43,000	42,997
DNB Bank ASA
1/7/13 to 2/7/13	0.25 to 0.30	29,000	28,982
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
JPMorgan Chase & Co.
11/15/12 to 4/26/13	0.28 to 0.30% (c)	$ 30,000	$ 29,999
PNC Bank NA
2/15/13	0.39	7,000	6,992
Skandinaviska Enskilda Banken AB
11/28/12 to 2/1/13	0.26 to 0.37	9,000	8,996
Svenska Handelsbanken, Inc.
12/28/12 to 2/12/13	0.25 to 0.27	41,000	40,975
Swedbank AB
12/6/12 to 12/13/12	0.25 to 0.31	20,000	19,994
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	8,000	7,991
UBS Finance, Inc.
11/5/12 to 4/25/13	0.30 to 0.45	57,000	56,929
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	26,000	25,986
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			278,837
Asset Backed Commercial Paper - 4.7%

Ciesco LP (Citibank NA Guaranteed)

11/2/12	0.25	4,000	4,000
11/28/12	0.25	23,000	22,996
11/5/12	0.25	2,000	2,000
11/5/12	0.27	2,000	2,000
Govco, Inc. (Liquidity Facility Citibank NA)

11/2/12	0.25	3,000	3,000
11/5/12	0.25	2,000	2,000
11/6/12	0.25	4,000	4,000
11/8/12	0.25	17,272	17,271
12/17/12	0.25	5,000	4,998
12/21/12	0.33	3,000	2,999
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)

11/1/12	0.25	23,000	23,000
11/28/12	0.23	3,000	2,999
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)

11/13/12	0.25% (b)	$ 24,087	$ 24,085
11/13/12	0.25 (b)	4,000	4,000
11/13/12	0.30 (b)	24,000	23,998
11/8/12	0.30 (b)	4,425	4,425
TOTAL ASSET BACKED COMMERCIAL PAPER			147,771
Other Commercial Paper - 1.8%

Devon Energy Corp.
11/30/12	0.41 (c)	17,000	17,000
Ecolab, Inc.
12/14/12	0.52 (c)	7,000	7,000
Sempra Global
11/9/12	0.40	4,000	4,000
Verizon Communications, Inc.
11/6/12 to 12/14/12	0.35 to 0.41 (c)	14,000	14,000
Viacom, Inc.
11/1/12 to 11/26/12	0.37 to 0.40	4,000	3,999
Xerox Corp.
11/5/12 to 12/13/12	0.77 to 0.80	11,000	10,997
TOTAL OTHER COMMERCIAL PAPER			56,996
Treasury Debt - 11.2%

U.S. Treasury Obligations - 11.2%
U.S. Treasury Bills
2/14/13 to 8/22/13	0.15 to 0.20	75,200	75,139
U.S. Treasury Notes
11/15/12 to 8/31/13	0.15 to 0.24	274,430	275,664
TOTAL TREASURY DEBT			350,803
Other Note - 3.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 3.4%
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.8% (b)(c)	$ 105,300	$ 105,300
Variable Rate Demand Note - 2.6%

Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
11/7/12	0.21 (c)	5,430	5,430
California - 0.5%
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, LOC Bank of America NA, VRDN
11/7/12	0.21 (c)(d)	10,000	10,000
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, LOC Bank of America NA, VRDN
11/7/12	0.24 (c)	7,905	7,905
			17,905
Delaware - 0.4%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/7/12	0.21 (c)	11,700	11,700
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, LOC Fannie Mae, VRDN
11/7/12	0.22 (c)(d)	12,190	12,190
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, LOC Royal Bank of Canada, VRDN
11/7/12	0.24 (c)(d)	2,800	2,800
New York - 0.3%
New York Hsg. Fin. Agcy. Rev. (Shore Hill Hsg. Proj.) Series 2008 A, LOC Freddie Mac, VRDN
11/7/12	0.20 (c)	10,200	10,200
Pennsylvania - 0.3%
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, LOC Bank of America NA, VRDN
11/7/12	0.21 (c)	10,400	10,400
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, LOC Citibank NA, VRDN
11/7/12	0.21% (c)	$ 12,100	$ 12,100
TOTAL VARIABLE RATE DEMAND NOTE			82,725
Government Agency Debt - 3.0%

Federal Agencies - 3.0%
Fannie Mae
2/21/13 to 9/11/14	0.16 to 0.20 (c)	40,000	40,040
Federal Home Loan Bank
11/28/12 to 9/19/13	0.16 to 0.22	51,000	50,997
Freddie Mac
3/11/13	0.16	3,000	2,998
TOTAL GOVERNMENT AGENCY DEBT			94,035
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
1/29/13	0.53 (c)(e)	5,000	5,000
Other Municipal Debt - 0.4%

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 11/5/12, CP mode (d)	14,100	14,100
Government Agency Repurchase Agreement - 9.3%
	Maturity Amount (000s)
In a joint trading account at 0.34% dated 10/31/12 due 11/1/12 (Collateralized by U.S. Government Obligations)) #	$ 11,681	11,681
With:
Barclays Capital, Inc. at:
0.19%, dated 10/23/12 due 11/1/12 (Collateralized by U.S. Government Obligations valued at $10,200,485, 3% - 5.5%, 11/1/33 - 7/1/42)	10,000	10,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.25%, dated 10/30/12 due 11/6/12 (Collateralized by U.S. Government Obligations valued at $9,180,980, 4%, 10/1/40 - 6/1/42)	$ 9,000	$ 9,000
0.35%, dated 10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,100,050, 4% - 5.5%, 11/1/33 - 9/1/42)	5,000	5,000
BNP Paribas Securities Corp. at 0.25%, dated:
10/16/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $9,181,020, 1.63% - 7.5%, 2/1/13 - 4/1/42)	9,002	9,000
10/26/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,100,213, 2.84% - 6.5%, 10/1/13 - 10/1/42)	5,002	5,000
Citibank NA at 0.24%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $15,300,204, 3.5% - 5%, 8/1/26 - 11/15/33)	15,001	15,000
Credit Suisse Securities (USA) LLC at:
0.22%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $2,043,685, .75% - 6.25%, 8/23/13 - 10/31/17)	2,000	2,000
0.24%, dated 10/25/12 due 11/1/12 (Collateralized by U.S. Government Obligations valued at $2,041,285, 0.75%, 10/31/17)	2,000	2,000
Deutsche Bank Securities, Inc. at 0.21%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $5,114,803, 2.5%, 10/1/27)	5,000	5,000
Goldman Sachs & Co. at 0.25%, dated 10/29/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $9,180,191, 4%, 4/1/42)	9,000	9,000
ING Financial Markets LLC at:
0.22%, dated:
10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,100,312, 3.5%, 7/1/42)	5,001	5,000
10/29/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $7,212,484, 4% - 4.5%, 5/25/38 - 9/25/41)	7,001	7,000
0.23%, dated:
10/9/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $1,023,858, 3.18%, 8/1/36)	1,000	1,000
10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,100,142, 2.07% - 2.75%, 6/1/25 - 9/1/31)	5,001	5,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $14,280,476, 3.5%, 10/1/42)	$ 14,001	$ 14,000
0.22%, dated 10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,100,312, 3.5%, 7/1/42)	5,001	5,000
0.23%, dated 10/4/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $5,100,912, 3.5%, 7/1/42)	5,001	5,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.26%, dated:
10/4/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $31,668,431, 3.5% - 4.5%, 4/1/25 - 8/1/42)	31,006	31,000
10/10/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,221,138, 3.21% - 3.23%, 12/1/41)	10,002	10,000
10/15/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $21,431,680, 2.5% - 3.5%, 9/1/22 - 8/1/42)	21,005	21,000
10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $41,906,594, 2.48% - 4%, 9/1/25 - 9/1/42)	41,009	41,000
0.27%, dated 10/26/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,209,318, 2.27% - 4.5%, 6/1/36)	10,002	10,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $20,404,686, 3%, 9/1/27)	20,019	20,000
RBC Capital Markets Corp. at:
0.23%, dated:
10/15/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,105,353, 2.5% - 5%, 9/1/22 - 8/20/41)	5,001	5,000
10/19/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $10,208,072, 2.24% - 4%, 4/1/36 - 3/25/42)	10,002	10,000
0.25%, dated 10/24/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,106,276, 4% - 4.5%, 3/25/42 - 6/1/42)	5,003	5,000
UBS Securities LLC at 0.21%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $14,317,130, 3.5% - 4%, 2/1/42 - 6/1/42)	14,001	14,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		291,681
Treasury Repurchase Agreement - 2.4%
	Maturity Amount (000s)	Value (000s)
With Commerz Markets LLC at 0.35%, dated 10/31/12 due 11/1/12 (Collateralized by U.S. Treasury Obligations valued at $76,505,362, 3.25% - 3.5%, 5/31/13 - 5/31/16)	$ 75,001	$ 75,000
Other Repurchase Agreement - 14.2%

Other Repurchase Agreement - 14.2%
With:
BNP Paribas Securities Corp. at:
0.32%, dated:
10/25/12 due 11/1/12 (Collateralized by Corporate Obligations valued at $1,050,066, 4.65% - 6.5%, 2/13/13 - 10/24/42)	1,000	1,000
10/26/12 due 11/2/12 (Collateralized by Corporate Obligations valued at $1,069,264, 7.12%, 7/15/46)	1,000	1,000
10/31/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $1,050,010, 5.5%, 1/15/42)	1,000	1,000
0.53%, dated 10/30/12 due 11/5/12 (Collateralized by Corporate Obligations valued at $1,080,032, 6.13% - 6.25%, 6/1/18 - 10/15/22)	1,000	1,000
Credit Suisse Securities (USA) LLC at:
0.28%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $5,151,778, 0.51%, 2/25/40)	5,000	5,000
0.32%, dated 10/26/12 due 11/2/12 (Collateralized by Equity Securities valued at $6,480,541)	6,000	6,000
0.47%, dated 10/31/12 due 11/1/12 (Collateralized by Corporate Obligations valued at $77,761,242, 3.92% - 13.5%, 11/15/12 - 7/9/37)	72,001	72,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $9,722,573)	9,012	9,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $2,160,422, 3.75%, 9/15/15)	2,004	2,000
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Corporate Obligations valued at $6,483,771, 1.04% - 5.46%, 11/26/12 - 10/25/36)	6,012	6,000
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $8,643,508, 0.72% - 1.45%, 6/27/37 - 10/25/37)	8,016	8,000
10/22/12 due 1/24/13 (Collateralized by Mortgage Loan Obligations valued at $3,242,018, 1.45% - 3.96%, 11/26/12 - 1/25/38)	3,006	3,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
10/24/12 due 1/23/13 (Collateralized Mortgage Loan Obligations valued at $3,241,450, 0.42% - 5.52%, 10/25/37)	$ 3,006	$ 3,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Corporate Obligations valued at $3,243,628, 0.37%, 11/26/12 - 3/25/37)	3,006	3,000
10/9/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $9,097,423, 0.44% - 7.27%, 11/26/12 - 6/25/47)	6,012	6,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Mortgage Loan Obligations valued at $5,571,812, 0.56% - 6%, 11/26/12 - 9/25/12)	3,007	3,000
8/20/12 due 11/19/12 (Collateralized by Mortgage Loan Obligations valued at $3,244,143, 1.36% - 6%, 11/26/12 - 9/26/37)	3,007	3,000
HSBC Securities, Inc. at 0.32%, dated 10/31/12 due 11/1/12 (Collateralized by Corporate Obligations valued at $86,104,017, 0.9% - 7.18%,11/2/12 - 8/1/42)	82,001	82,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 10/18/12 due 1/17/13 (Collateralized by Equity Securities valued at $4,348,693)	4,005	4,000
0.69%, dated:
9/13/12 due 12/12/12 (Collateralized by Equity Securities valued at $8,703,858)	8,014	8,000
10/22/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $7,610,217, 0.75% - 3.75%, 3/30/23 - 2/15/30)	7,016	7,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $7,610,711)	7,025	7,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $7,610,350, 3.75%, 2/15/30)	7,021	7,000
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $8,705,985, 0.75%, 3/30/23)	8,021	8,000
J.P. Morgan Securities, Inc. at:
0.29%, dated 10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $38,764,468, 2.5%, 10/1/27)	38,002	38,000
0.36%, dated 10/30/12 due 11/5/12 (Collateralized by Corporate Obligations valued at $5,255,233, 2.88% - 9.38%, 10/24/13 - 6/15/35)	5,000	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.46%, dated 10/17/12 due 11/7/12 (Collateralized by Mortgage Loan Obligations valued at $7,561,813, 2.86% - 6.16%, 3/25/20 - 7/15/44)	$ 7,003	$ 7,000
0.66%, dated 10/30/12 due 11/5/12 (Collateralized by Mortgage Loan Obligations valued at $2,160,078, 0.49% - 4.12%, 12/25/35 - 1/25/36)	2,000	2,000
0.8%, dated 9/17/12 due 12/17/12 (Collateralized by Mortgage Loan Obligations valued at $8,650,448, 2.86% - 6%, 2/20/35 - 5/27/37)	8,016	8,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $5,410,666, 5.4% - 5.87%, 12/15/43 - 7/15/45)	5,023	5,000
Merrill Lynch, Pierce, Fenner & Smith at 0.37%, dated:
10/25/12 due 11/1/12 (Collateralized by Equity Securities valued at $7,561,071)	7,001	7,000
10/26/12 due 11/2/12 (Collateralized by Equity Securities valued at $8,640,824)	8,001	8,000
10/31/12 due 11/7/12 (Collateralized by Equity Securities valued at $8,640,139)	8,001	8,000
Mitsubishi UFJ Securities (USA), Inc. at 0.33%, dated 10/25/12 due 11/1/12 (Collateralized by Corporate Obligations valued at $2,131,135, 5.25% - 6.25%, 9/1/35 - 12/15/49)	2,000	2,000
Mizuho Securities USA, Inc. at:
0.41%, dated 10/25/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $5,262,711, 2.13%, 12/15/23)	5,002	5,000
0.47%, dated 10/31/12 due 11/1/12 (Collateralized by Mortgage Loan Obligations valued at $40,950,535, 4.25% - 7.66%, 5/15/17 - 5/15/46)	39,001	39,000
0.82%, dated 10/29/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $2,040,499, 3%, 10/1/27)	2,003	2,000
0.97%, dated:
8/28/12 due 11/30/12 (Collateralized by Mortgage Loan Obligations valued at $2,165,238, 0.32% - 5.43%, 9/28/17 - 1/10/45)	2,005	2,000
10/24/12 due 1/22/13 (Collateralized by Mortgage Loan Obligations valued at $2,165,245, 6% - 6.16%, 8/25/36 - 9/11/42)	2,005	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at:
0.67%, dated 10/10/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $7,213,422, 1.5%, 10/15/27)	$ 7,004	$ 7,000
0.85%, dated:
10/17/12 due 11/16/12 (Collateralized by U.S. Government Obligations valued at $11,338,223, 1.5%, 10/15/27)	11,008	11,000
10/19/12 due 11/19/12 (Collateralized by U.S. Government Obligations valued at $6,182,221, 1.5%, 10/15/27)	6,004	6,000
Royal Bank of Scotland PLC at 0.85%, dated:
10/10/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $4,322,713, 0.69% - 0.99%, 8/1/14 - 8/30/35)	4,003	4,000
10/24/12 due 11/26/12 (Collateralized by Corporate Obligations valued at $4,323,056, 0.69%, 8/30/35)	4,003	4,000
UBS Securities LLC at:
0.5%, dated 10/18/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $3,241,324, 3.5% - 6.5%, 6/30/13 - 12/15/17)	3,004	3,000
0.55%, dated 10/4/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $4,344,919, 3.75% - 6.5%, 7/15/14 - 11/15/16)	4,006	4,000
0.62%, dated 8/21/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $2,163,732, 1.75% - 4%, 6/1/13 - 3/1/42)	2,003	2,000
Wells Fargo Securities, LLC at 0.4%, dated 10/31/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $8,400,094, 5.65% - 6.45%, 5/1/18 - 11/15/19)	8,001	8,000
TOTAL OTHER REPURCHASE AGREEMENT		445,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,206,275)		3,206,275
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(72,978)
NET ASSETS - 100%		$ 3,133,297
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,808,000 or 5.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000's)
Metropolitan Life Insurance Co. 0.53%, 1/29/13	7/18/12	$ 5,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,681,000 due 11/01/12 at 0.34%
BNP Paribas Securities Corp.	$ 2,026
Bank of America NA	2,082
Barclays Capital, Inc.	63
Citibank NA	255
Credit Agricole CIB New York Branch	87
Deutsche Bank Securities, Inc.	241
ING Financial Markets LLC	265
Mizuho Securities USA, Inc.	5,532
RBC Capital Markets Corp.	106
RBS Securities, Inc.	1,024
$ 11,681
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $811,681) - See accompanying schedule: Unaffiliated issuers (cost $3,206,275)		$ 3,206,275
Receivable for fund shares sold		5,008
Interest receivable		2,230
Other receivables		151
Total assets		3,213,664

Liabilities
Payable for investments purchased	$ 74,956
Payable for fund shares redeemed	4,288
Distributions payable	1
Accrued management fee	963
Other affiliated payables	7
Other payables and accrued expenses	152
Total liabilities		80,367

Net Assets		$ 3,133,297
Net Assets consist of:
Paid in capital		$ 3,133,454
Distributions in excess of net investment income		(117)
Accumulated undistributed net realized gain (loss) on investments		(40)
Net Assets, for 3,132,450 shares outstanding		$ 3,133,297
Net Asset Value, offering price and redemption price per share ($3,133,297 ÷ 3,132,450 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2012 (Unaudited)

Investment Income
Interest		$ 6,541

Expenses
Management fee	$ 6,851
Independent trustees' compensation	7
Total expenses before reductions	6,858
Expense reductions	(486)	6,372
Net investment income (loss)		169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31
Net increase in net assets resulting from operations		$ 200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 169	$ 388
Net realized gain (loss)	31	40
Net increase in net assets resulting from operations	200	428
Distributions to shareholders from net investment income	(169)	(389)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	542,701	1,489,461
Reinvestment of distributions	160	369
Cost of shares redeemed	(797,145)	(2,299,051)
Net increase (decrease) in net assets and shares resulting from share transactions	(254,284)	(809,221)
Total increase (decrease) in net assets	(254,253)	(809,182)

Net Assets
Beginning of period	3,387,550	4,196,732
End of period (including distributions in excess of net investment income of $117 and distributions in excess of net investment income of $117, respectively)	$ 3,133,297	$ 3,387,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.002	.021	.045
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.002	.021	.045
Distributions from net investment income	- F	- F	- F	(.002)	(.021)	(.045)
Distributions from net realized gain	-	-	-F	- F	-	-
Total distributions	- F	- F	- F	(.002)	(.021)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.01%	.01%	.03%	.24%	2.10%	4.60%
Ratios to Average Net AssetsE
Expenses before reductions	.42% A	.42%	.42%	.43%	.44%	.42%
Expenses net of fee waivers, if any	.39% A	.37%	.41%	.43%	.44%	.42%
Expenses net of all reductions	.39% A	.37%	.41%	.43%	.44%	.41%
Net investment income (loss)	.01% A	.01%	.03%	.26%	2.03%	4.49%
Supplemental Data
Net assets, end of period (in millions)	$ 3,133	$ 3,388	$ 4,197	$ 6,457	$ 8,876	$ 7,790

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 3,206,275

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (71)

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $3,187. The weighted average interest rate was .03% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Semiannual Report

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $486.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by twenty-four dollars.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 32% means that 68% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances. The Board also noted that the fund's total expense ratio ranked above the median for 2011, as it did for 2010, because the advisors of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians to be lower than they would otherwise be, and that the fund's expense ratio had generally been below the median in the past.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPM-USAN-1212
1.784868.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2012